Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 1,080,542,046	$ 1,258,436,122
Retirement And Post Employment Benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	1,067,317,120	1,241,072,307	$ 1,202,624,665
Other long-term benefits [member]
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 13,224,926	$ 17,363,815	$ 17,784,771